The Union Central Life Insurance Company ("Union Central")

                              Carillon Life Account

                                  Supplement to
                              Excel Performance VUL
                          Prospectus Dated May 1, 2009

                        Supplement Dated January 8, 2010

Effective December 11, 2009, the Calvert Variable Series, Inc. Board of Directors approved changes to the Subadviser and Portfolio Type for the Ameritas MidCap Growth Portfolio and Social International Equity Portfolio.

Therefore, for the product listed above, the portfolio objectives chart found in the Separate Account Variable Investment Options section is updated to read as follows:

----------------------------------------------------------- ---------------------------------------------------------
FUND NAME                                                                      INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                              Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------- ---------------------------------------------------------
              Calvert Variable Series, Inc.*                         Calvert Asset Management Company, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Ameritas MidCap Growth Portfolio ** -  Summit Investment    Index: S&P MidCap 400 Index.
Partners, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Social International Equity Portfolio  -  World Asset       Index: MSCI EAFE Index.
Management, Inc.
----------------------------------------------------------- ---------------------------------------------------------
* This fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of
Union Central.
** Due to the affiliation between the Adviser (a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI)
and Summit, this change in sub-adviser is subject to shareholder approval. A filing is being made with the Securities and Exchange Commission detailing this change and will be sent to shareholders on or about February 15, 2010.

    All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please see the respective Calvert Variable Series, Inc. portfolio prospectus and supplement for more information.


  Please retain this Supplement with the current prospectus for your variable
           Policy issued by The Union Central Life Insurance Company.
      If you do not have a current prospectus, please contact Union Central at 1-800-319-6902.